PARTNERS' CAPITAL- Partners' Capital and Schedule of Units (Details) - $ / shares		3 Months Ended
	May. 13, 2015	Mar. 31, 2015
Rollforwards of the number of partner units
Units, beginning balance		60,037,014
Units issued under SMLP LTIP		68,955
Units, ending balance		60,105,969
Units withheld to meet the minimum statutory tax withholding requirement		19,175
Common
Rollforwards of the number of partner units
Units, beginning balance		34,426,513
Units issued under SMLP LTIP		68,955
Units, ending balance		34,495,468
Common | Public Offering | Subsequent Event
Rollforwards of the number of partner units
Common units sold in public offering	6,500,000
Units sold in public offering, price per share (in dollars per share)	$ 30.75
Subordinated
Rollforwards of the number of partner units
Units, beginning balance		24,409,850
Units issued under SMLP LTIP		0
Units, ending balance		24,409,850
General partner
Rollforwards of the number of partner units
Units, beginning balance		1,200,651
Units issued under SMLP LTIP		0
Units, ending balance		1,200,651
General partner
Rollforwards of the number of partner units
General partner interest (as a percent)		2.00%
General partner | Subsequent Event
Rollforwards of the number of partner units
General partner interest (as a percent)	2.00%